Fair Value of Assets and Liabilities - Schedule Of Unobservable Inputs Utilized In Determining The Fair Value Of Level 3 Recurring And Non-Recurring Measurements (Details) $ in Thousands	Dec. 31, 2018 USD ($) month	Dec. 31, 2017 USD ($) month
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale (a)	$ 4,626,470	$ 5,170,255
Loans held-for-sale	16,273	20,881
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
OREO, fair value	22,387	39,566
Loans net of unearned income	48,259	26,666
Derivative liabilities, other	31,540	5,645
Loans Held For Sale - SBA | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale	1,011	1,473
Other Assets | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets	$ 8,845	$ 26,521
Constant prepayment rate | Weighted Average | Discounted cash flow | Loans Held For Sale - SBA | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale, measurement input	0.10	0.10
Prepayment Speeds | Minimum | Discounted cash flow | Loans Held For Sale - SBA | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale, measurement input	0.08	0.08
Prepayment Speeds | Maximum | Discounted cash flow | Loans Held For Sale - SBA | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale, measurement input	0.12	0.12
Bond equivalent yield | Discounted cash flow | Loans Held For Sale - SBA | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale, measurement input	0.09
Bond equivalent yield | Weighted Average | Discounted cash flow | Loans Held For Sale - SBA | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale, measurement input	0.09	0.10
Bond equivalent yield | Minimum | Discounted cash flow | Loans Held For Sale - SBA | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale, measurement input		0.09
Bond equivalent yield | Maximum | Discounted cash flow | Loans Held For Sale - SBA | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale, measurement input		0.10
Foreclosure losses | Weighted Average | Discounted cash flow | Loans Held For Sale, Residential Real Estate | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale, measurement input	0.63	0.65
Foreclosure losses | Minimum | Discounted cash flow | Loans Held For Sale, Residential Real Estate | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale, measurement input	0.50	0.50
Foreclosure losses | Maximum | Discounted cash flow | Loans Held For Sale, Residential Real Estate | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale, measurement input	0.66	0.70
Visa covered litigation resolution amount | Weighted Average | Discounted cash flow | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input, value	$ 5,600,000	$ 4,900,000
Visa covered litigation resolution amount | Minimum | Discounted cash flow | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input, value	5,000,000	4,400,000
Visa covered litigation resolution amount | Maximum | Discounted cash flow | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input, value	$ 5,800,000	$ 5,200,000
Probability of resolution scenarios | Weighted Average | Discounted cash flow | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input	0.23	0.23
Probability of resolution scenarios | Minimum | Discounted cash flow | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input	0.10	0.10
Probability of resolution scenarios | Maximum | Discounted cash flow | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input	0.25	0.30
Time until resolution | Weighted Average | Discounted cash flow | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input | month	36	35
Time until resolution | Minimum | Discounted cash flow | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input | month	18	18
Time until resolution | Maximum | Discounted cash flow | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, measurement input | month	48	48
Marketability adjustments for specific properties | Minimum | Appraisals from comparable properties | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets, measurement input	0.00	0.00
Loans net of unearned income, measurement input	0.00	0.00
Marketability adjustments for specific properties | Maximum | Appraisals from comparable properties | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets, measurement input	0.25	0.25
Loans net of unearned income, measurement input	0.10	0.10
Borrowing base certificates adjustment | Minimum | Other collateral valuations | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans net of unearned income, measurement input	0.20	0.20
Borrowing base certificates adjustment | Maximum | Other collateral valuations | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans net of unearned income, measurement input	0.50	0.50
Financial Statements/Auction values adjustment | Minimum | Other collateral valuations | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans net of unearned income, measurement input	0.00	0.00
Financial Statements/Auction values adjustment | Maximum | Other collateral valuations | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans net of unearned income, measurement input	0.25	0.25
Adjustment for value changes since appraisal | Minimum | Appraisals from comparable properties | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
OREO measurement input	0.00	0.00
Adjustment for value changes since appraisal | Maximum | Appraisals from comparable properties | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
OREO measurement input	0.10	0.10
Adjustments to current sales yields for specific properties | Minimum | Discounted cash flow | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets, measurement input	0.00	0.00
Adjustments to current sales yields for specific properties | Maximum | Discounted cash flow | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets, measurement input	0.15	0.15
Residential Real Estate | Loans Held For Sale, Residential Real Estate | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale	$ 16,815	$ 19,544
First Mortgages | Prepayment Speeds | Weighted Average | Discounted cash flow | Loans Held For Sale, Residential Real Estate | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale, measurement input	0.03	0.03
First Mortgages | Prepayment Speeds | Minimum | Discounted cash flow | Loans Held For Sale, Residential Real Estate | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale, measurement input	0.02	0.02
First Mortgages | Prepayment Speeds | Maximum | Discounted cash flow | Loans Held For Sale, Residential Real Estate | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale, measurement input	0.10	0.12
First Mortgages | Loss severity | Weighted Average | Discounted cash flow | Loans Held For Sale, Residential Real Estate | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale, measurement input	0.17	0.20
First Mortgages | Loss severity | Minimum | Discounted cash flow | Loans Held For Sale, Residential Real Estate | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale, measurement input	0.02	0.05
First Mortgages | Loss severity | Maximum | Discounted cash flow | Loans Held For Sale, Residential Real Estate | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale, measurement input	0.25	0.30
HELOC | Prepayment Speeds | Weighted Average | Discounted cash flow | Loans Held For Sale, Residential Real Estate | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale, measurement input	0.075	0.08
HELOC | Prepayment Speeds | Minimum | Discounted cash flow | Loans Held For Sale, Residential Real Estate | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale, measurement input	0.05	0.05
HELOC | Prepayment Speeds | Maximum | Discounted cash flow | Loans Held For Sale, Residential Real Estate | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale, measurement input	0.12	0.12
HELOC | Loss severity | Weighted Average | Discounted cash flow | Loans Held For Sale, Residential Real Estate | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale, measurement input	0.50	0.55
HELOC | Loss severity | Minimum | Discounted cash flow | Loans Held For Sale, Residential Real Estate | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale, measurement input	0.50	0.15
HELOC | Loss severity | Maximum | Discounted cash flow | Loans Held For Sale, Residential Real Estate | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale, measurement input	1.00	1.00
SBA - interest only strips | Available-for-sale Securities | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available-for-sale (a)	$ 9,902	$ 1,270
SBA - interest only strips | Constant prepayment rate | Weighted Average | Discounted cash flow | Available-for-sale Securities | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities, available-for-sale, measurement input	0.11	0.11
SBA - interest only strips | Prepayment Speeds | Minimum | Discounted cash flow | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities, available-for-sale, measurement input	0.11	0.10
SBA - interest only strips | Prepayment Speeds | Maximum | Discounted cash flow | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities, available-for-sale, measurement input	0.12	0.11
SBA - interest only strips | Bond equivalent yield | Weighted Average | Discounted cash flow | Available-for-sale Securities | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities, available-for-sale, measurement input	0.14	0.17
SBA - interest only strips | Bond equivalent yield | Minimum | Discounted cash flow | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities, available-for-sale, measurement input	0.14	0.17
SBA - interest only strips | Bond equivalent yield | Maximum | Discounted cash flow | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt securities, available-for-sale, measurement input	0.15